SCHEDULE OF INVESTMENTS

Delaware Ivy Balanced Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services
Cable & Satellite – 0.7%
Charter Communications, Inc., Class A(A)	27	$17,784

Interactive Home Entertainment – 0.7%
Take-Two Interactive Software, Inc.(A)	103	18,284

Interactive Media & Services – 3.1%
Alphabet, Inc., Class A(A)	18	51,831
Alphabet, Inc., Class C(A)	11	32,064
		83,895

Movies & Entertainment – 0.5%
Netflix, Inc.(A)	20	11,859

Total Communication Services - 5.0%		131,822

Consumer Discretionary

Auto Parts & Equipment – 1.5%
Aptiv plc(A)	243	40,054

Automotive Retail – 1.0%
AutoZone, Inc.(A)	13	26,419

Footwear – 1.1%
NIKE, Inc., Class B	181	30,156

Homebuilding – 1.1%
D.R. Horton, Inc.	261	28,267

Internet & Direct Marketing Retail – 2.2%
Amazon.com, Inc.(A)	18	59,038

Total Consumer Discretionary - 6.9%		183,934

Consumer Staples

Food Distributors – 1.6%
Sysco Corp.	530	41,609

Hypermarkets & Super Centers – 2.0%
Costco Wholesale Corp.	92	52,454

Total Consumer Staples - 3.6%		94,063

Financials

Asset Management & Custody Banks – 4.1%
Artisan Partners Asset Management, Inc.	517	24,637
Blackstone Group, Inc. (The), Class A	315	40,791
KKR & Co.	600	44,724
		110,152

Consumer Finance – 1.4%
American Express Co.	216	35,399

Financial Exchanges & Data – 2.6%
CME Group, Inc.	212	48,405
Intercontinental Exchange, Inc.	162	22,209
		70,614

Insurance Brokers – 1.0%
Aon plc	89	26,898

Investment Banking & Brokerage – 2.2%
Charles Schwab Corp. (The)	257	21,627

Morgan Stanley	366	35,894
		57,521

Other Diversified Financial Services – 1.6%
JPMorgan Chase & Co.	266	42,097

Property & Casualty Insurance – 0.7%
Progressive Corp. (The)	175	17,915

Total Financials - 13.6%		360,596

Health Care

Health Care Facilities – 1.0%
HCA Holdings, Inc.	107	27,440

Life Sciences Tools & Services – 1.7%
Danaher Corp.	142	46,704

Managed Health Care – 2.7%
UnitedHealth Group, Inc.	144	72,308

Pharmaceuticals – 3.3%
Eli Lilly and Co.	163	45,102
Zoetis, Inc.	172	42,022
		87,124
Total Health Care - 8.7%		233,576

Industrials

Aerospace & Defense – 1.4%
Airbus SE ADR	1,114	35,541

Agricultural & Farm Machinery – 0.9%
Deere & Co.	70	24,062

Railroads – 1.4%
Union Pacific Corp.	152	38,191

Research & Consulting Services – 0.8%
TransUnion	187	22,118

Trading Companies & Distributors – 1.5%
United Rentals, Inc.(A)	119	39,498

Total Industrials - 6.0%		159,410

Information Technology

Application Software – 0.2%
Autodesk, Inc.(A)	21	6,032

Data Processing & Outsourced Services – 3.1%
Fiserv, Inc.(A)	300	31,092
MasterCard, Inc., Class A	143	51,252
		82,344

Electronic Manufacturing Services – 1.9%
TE Connectivity Ltd.	310	50,055

Internet Services & Infrastructure – 0.9%
VeriSign, Inc.(A)	91	23,080

Semiconductors – 2.9%
Marvell Technology Group Ltd.	167	14,618
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	266	31,990
Texas Instruments, Inc.	165	31,108
		77,716

Systems Software – 5.9%
Microsoft Corp.	464	155,896

Technology Hardware, Storage & Peripherals – 3.2%
Apple, Inc.	475	84,277

Total Information Technology - 18.1%		479,400

Materials

Industrial Gases – 1.3%
Linde plc	99	34,192

Specialty Chemicals – 1.1%
Sherwin-Williams Co. (The)	80	28,158

Total Materials - 2.4%		62,350

Utilities

Electric Utilities – 1.6%
NextEra Energy, Inc.	451	42,151

Total Utilities - 1.6%		42,151

TOTAL COMMON STOCKS – 65.9%		$1,747,302
(Cost: $1,427,958)

INVESTMENT FUNDS

Registered Investment Companies – 1.4%
iShares Core S&P 500 ETF	75	35,869

TOTAL INVESTMENT FUNDS – 1.4%		$35,869
(Cost: $35,424)

PREFERRED STOCKS

Energy

Oil & Gas Exploration & Production – 0.7%
Targa Resources Corp., 9.500%(B)	18	19,146

Total Energy - 0.7%		19,146

TOTAL PREFERRED STOCKS – 0.7%		$19,146
(Cost: $19,028)

ASSET-BACKED SECURITIES	Principal
American Airlines Class AA Pass-Through Certificates, Series 2017-2, 3.350%, 10-15-29	$3,242	3,298

TOTAL ASSET-BACKED SECURITIES – 0.1%		$3,298
(Cost: $3,259)

CORPORATE DEBT SECURITIES

Communication Services

Alternative Carriers – 0.0%
Bell Canada (GTD by BCE, Inc.), 4.300%, 7-29-49	880	1,071

Cable & Satellite – 0.5%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 3.850%, 4-1-61	1,775	1,679

Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
4.250%, 10-15-30	2,550	2,946
3.900%, 3-1-38	3,500	3,968
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC), 3.450%, 2-1-50	4,325	4,630
		13,223

Integrated Telecommunication Services – 0.4%
AT&T, Inc.:
3.650%, 6-1-51	1,950	2,024
3.500%, 9-15-53	2,000	2,021
Sprint Corp., 7.875%, 9-15-23	2,235	2,465
Verizon Communications, Inc., 4.500%, 8-10-33	4,000	4,710
		11,220

Movies & Entertainment – 0.2%
Walt Disney Co. (The), 2.750%, 9-1-49	6,500	6,306

Wireless Telecommunication Service – 0.2%
T-Mobile USA, Inc., 3.875%, 4-15-30	4,425	4,844

Total Communication Services - 1.3%		36,664

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.1%
PVH Corp., 4.625%, 7-10-25	2,650	2,888

Automotive Retail – 0.1%
AutoNation, Inc., 2.400%, 8-1-31	2,200	2,124

Footwear – 0.1%
NIKE, Inc., 3.250%, 3-27-40	880	959

Home Improvement Retail – 0.2%
Home Depot, Inc. (The), 3.350%, 4-15-50	5,300	5,795

Homebuilding – 0.1%
NVR, Inc., 3.000%, 5-15-30	3,100	3,225

Internet & Direct Marketing Retail – 0.0%
Expedia Group, Inc., 6.250%, 5-1-25(C)	1,160	1,309

Total Consumer Discretionary - 0.6%		16,300

Consumer Staples

Brewers – 0.0%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB), 4.700%, 2-1-36	850	1,027

Drug Retail – 0.0%
CVS Health Corp., 5.050%, 3-25-48	1,020	1,336

Food Retail – 0.1%
Alimentation Couche-Tard, Inc., 2.950%, 1-25-30(C)	2,650	2,740

Packaged Foods & Meats – 0.3%
Hormel Foods Corp., 3.050%, 6-3-51	3,965	4,222
Nestle Holdings, Inc., 4.000%, 9-24-48(C)	2,150	2,649
		6,871

Soft Drinks – 0.2%
Coca-Cola Co. (The), 2.250%, 1-5-32	4,400	4,477

Total Consumer Staples - 0.6%		16,451

Energy

Oil & Gas Exploration & Production – 0.2%
EQT Corp., 6.625%, 2-1-25(D)	3,600	4,064

Oil & Gas Storage & Transportation – 0.1%
Cheniere Energy Partners L.P., 3.250%, 1-31-32(C)	880	891
Transcontinental Gas Pipe Line Co. LLC, 4.600%, 3-15-48	2,000	2,425
		3,316
Total Energy - 0.3%		7,380

Financials

Asset Management & Custody Banks – 0.8%
Apollo Management Holdings L.P., 2.650%, 6-5-30(C)	3,075	3,105
Ares Capital Corp., 4.250%, 3-1-25	5,225	5,534
Blackstone Holdings Finance Co. LLC, 2.000%, 1-30-32(C)	4,850	4,674
KKR Group Finance Co. VIII LLC (GTD by KKR & Co., Inc. and KKR Group Partnership L.P.), 3.500%, 8-25-50(C)	1,650	1,731
National Securities Clearing Corp., 1.500%, 4-23-25(C)	2,650	2,668
Owl Rock Capital Corp., 4.250%, 1-15-26	2,625	2,763
		20,475
Consumer Finance – 0.1%
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4-10-22	1,500	1,504
3.700%, 5-9-23	1,850	1,906
		3,410
Diversified Banks – 0.3%
Bank of America Corp., 2.482%, 9-21-36	2,600	2,521
U.S. Bancorp, 3.100%, 4-27-26	4,400	4,654
Wells Fargo & Co., 2.572%, 2-11-31	2,130	2,177
		9,352
Financial Exchanges & Data – 0.1%
Intercontinental Exchange, Inc., 2.100%, 6-15-30	1,440	1,431

Investment Banking & Brokerage – 0.2%
Goldman Sachs Group, Inc. (The), 1.992%, 1-27-32	5,280	5,068

Morgan Stanley, 2.484%, 9-16-36	880	848
		5,916
Life & Health Insurance – 0.2%
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47(C)	5,000	5,660

Multi-Line Insurance – 0.2%
Aon Corp. (GTD by Aon plc), 2.800%, 5-15-30	3,975	4,101

Other Diversified Financial Services – 0.8%
Citigroup, Inc., 6.250%, 12-29-49	6,428	7,265
JPMorgan Chase & Co., 5.000%, 2-1-69	2,476	2,546
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 332 bps), 3.451%, 1-1-68(E)(F)	7,700	7,729
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps), 3.599%, 4-29-49(E)	1,851	1,860
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 380 bps), 3.932%, 11-1-68(E)	2,750	2,768
		22,168
Specialized Finance – 0.2%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 6.500%, 7-15-25	1,750	2,001
LSEGA Financing plc, 2.500%, 4-6-31(C)	3,440	3,454
		5,455
Total Financials - 2.9%		77,968

Health Care

Biotechnology – 0.2%
Amgen, Inc., 3.375%, 2-21-50	4,300	4,485

Health Care Supplies – 0.1%
Dentsply Sirona, Inc., 3.250%, 6-1-30	2,715	2,871

Managed Health Care – 0.1%
UnitedHealth Group, Inc., 3.050%, 5-15-41	1,500	1,572

Pharmaceuticals – 0.6%
Johnson & Johnson, 3.400%, 1-15-38	9,000	10,154
Merck & Co., Inc., 2.450%, 6-24-50	3,750	3,543
Zoetis, Inc., 2.000%, 5-15-30	2,640	2,605
		16,302
Total Health Care - 1.0%		25,230

Industrials

Aerospace & Defense – 0.3%
Boeing Co. (The), 3.750%, 2-1-50	3,025	3,152
General Dynamics Corp., 2.850%, 6-1-41	1,760	1,814
Raytheon Technologies Corp.:
2.250%, 7-1-30	2,200	2,197
3.125%, 7-1-50	1,325	1,357
		8,520
Environmental & Facilities Services – 0.4%
Republic Services, Inc.:
2.300%, 3-1-30	439	440

1.450%, 2-15-31	2,400	2,235
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 3.150%, 11-15-27	6,000	6,412
		9,087

Railroads – 0.1%
Kansas City Southern, 2.875%, 11-15-29	2,650	2,747

Research & Consulting Services – 0.2%
CoStar Group, Inc., 2.800%, 7-15-30(C)	2,650	2,654
Thomson Reuters Corp., 3.350%, 5-15-26	2,575	2,737
		5,391
Total Industrials - 1.0%		25,745

Information Technology

Application Software – 0.6%
Adobe, Inc., 2.300%, 2-1-30	310	317
Autodesk, Inc.:
2.850%, 1-15-30	4,500	4,650
2.400%, 12-15-31	345	345
Infor, Inc., 1.750%, 7-15-25(C)	875	870
Nuance Communications, Inc., 5.625%, 12-15-26	5,000	5,164
salesforce.com, Inc.:
2.700%, 7-15-41	1,325	1,326
2.900%, 7-15-51	1,945	1,984
		14,656

Data Processing & Outsourced Services – 0.2%
PayPal Holdings, Inc., 2.300%, 6-1-30	1,770	1,800
Visa, Inc., 2.700%, 4-15-40	3,060	3,133
		4,933

Semiconductors – 0.5%
Broadcom, Inc., 3.419%, 4-15-33(C)	2,200	2,309
Intel Corp., 3.250%, 11-15-49	2,700	2,857
TSMC Global Ltd., 1.750%, 4-23-28(C)(F)	4,400	4,329
Xilinx, Inc., 2.375%, 6-1-30	3,975	4,030
		13,525

Systems Software – 0.3%
Fortinet, Inc., 2.200%, 3-15-31	2,650	2,596
Microsoft Corp., 3.450%, 8-8-36	2,240	2,583
ServiceNow, Inc., 1.400%, 9-1-30	3,315	3,090
		8,269

Technology Hardware, Storage & Peripherals – 0.2%
Apple, Inc.:
2.950%, 9-11-49	4,500	4,648
2.650%, 5-11-50	1,325	1,306
2.650%, 2-8-51	1,325	1,306
		7,260

Total Information Technology - 1.8%		48,643

Materials

Gold – 0.0%
Newmont Corp., 2.600%, 7-15-32	275	276

Specialty Chemicals – 0.1%
Ecolab, Inc., 3.250%, 12-1-27	3,000	3,258

Total Materials - 0.1%		3,534

Real Estate

Specialized REITs – 0.4%
American Tower Trust I, 3.652%, 3-23-28(C)	2,000	2,096
EPR Properties, 4.950%, 4-15-28	3,915	4,228
Extra Space Storage L.P., 2.350%, 3-15-32	4,400	4,282
		10,606
Total Real Estate - 0.4%		10,606

Utilities

Electric Utilities – 0.8%
Alabama Power Co., 3.125%, 7-15-51	2,125	2,172
Ameren Illinois Co., 3.250%, 3-15-50	2,000	2,137
Commonwealth Edison Co., 2.200%, 3-1-30	2,650	2,653
Duke Energy Corp., 3.150%, 8-15-27	2,500	2,632
Duke Energy Indiana LLC, 3.750%, 5-15-46	880	984
Duke Energy Ohio, Inc., 4.300%, 2-1-49	835	1,005
Entergy Corp.:
2.800%, 6-15-30	1,765	1,798
3.750%, 6-15-50	700	755
Florida Power & Light Co., 3.150%, 10-1-49	2,575	2,741
NextEra Energy Capital Holdings, Inc. (GTD by NextEra Energy, Inc.), 3.000%, 1-15-52	635	635
Oncor Electric Delivery Co. LLC, 2.750%, 5-15-30	2,550	2,652
Southern California Edison Co., 4.125%, 3-1-48	2,000	2,249
		22,413

Multi-Utilities – 0.1%
Berkshire Hathaway Energy Co.:
3.250%, 4-15-28	1,000	1,071
3.800%, 7-15-48	2,000	2,243
		3,314

Water Utilities – 0.1%
American Water Capital Corp., 3.750%, 9-1-47	2,125	2,376

Total Utilities - 1.0%		28,103

TOTAL CORPORATE DEBT SECURITIES – 11.0%		$296,624
(Cost: $287,261)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 0.7%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 3.000%, 6-15-45	4,501	4,624
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
6.500%, 12-1-31	15	17
6.500%, 1-1-32	13	15

Federal National Mortgage Association Agency REMIC/CMO:
3.500%, 6-25-29	4,357	4,545
3.000%, 10-25-46	5,687	5,913
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.500%, 10-1-28	15	17
6.500%, 2-1-29	2	2
7.000%, 11-1-31	17	18
6.500%, 2-1-32	14	16
7.000%, 2-1-32	17	19
7.000%, 3-1-32	9	11
7.000%, 7-1-32	14	16
6.500%, 9-1-32	12	13
5.500%, 5-1-33	7	8
5.500%, 6-1-33	7	8
4.500%, 11-1-43	3,026	3,354
Government National Mortgage Association Fixed Rate Pass-Through Certificates, 6.500%, 8-15-28	7	7
		18,603

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.7%		$18,603
(Cost: $18,659)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations - 19.2%
U.S. Treasury Bonds:
1.875%, 2-15-41	4,190	4,149
2.250%, 5-15-41	6,250	6,568
1.750%, 8-15-41	40,335	39,119
1.250%, 5-15-50	4,500	3,823
U.S. Treasury Notes:
2.000%, 7-31-22	1,880	1,899
1.875%, 10-31-22	3,500	3,544
2.000%, 10-31-22	1,750	1,774
2.125%, 12-31-22	15,450	15,706
0.125%, 1-31-23	35,395	35,278
2.000%, 2-15-23	62,050	63,127
0.125%, 3-31-23	22,130	22,031
0.125%, 8-31-23	10,350	10,260
0.125%, 1-15-24	32,655	32,246
0.375%, 4-15-24	9,170	9,079
2.000%, 5-31-24	4,110	4,223
2.875%, 4-30-25	13,500	14,304
2.875%, 5-31-25	69,860	74,082
0.375%, 12-31-25	28,780	27,901
0.750%, 4-30-26	27,610	27,065
1.625%, 9-30-26	23,320	23,719
0.625%, 3-31-27	44,135	42,671
0.625%, 11-30-27	12,000	11,496
0.750%, 1-31-28	15,665	15,089
1.375%, 10-31-28	10,250	10,212
1.500%, 2-15-30	11,889	11,953
		511,318

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 19.2%		$511,318
(Cost: $515,994)

SHORT-TERM SECURITIES	Shares

Money Market Funds(H) - 0.9%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(G)	692	692

State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	23,965	23,965
		24,657

TOTAL SHORT-TERM SECURITIES – 0.9%		$24,657
(Cost: $24,657)

TOTAL INVESTMENT SECURITIES – 99.9%		$2,656,817
(Cost: $2,332,240)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,961

NET ASSETS – 100.0%		$2,658,778

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Restricted security. At December 31, 2021, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Value

Targa Resources Corp., 9.500%	3-2-20	18	$19,028	$19,146

      The total value of this security represented 0.7% of net assets at December 31, 2021.

(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021 the total value of these securities amounted to $41,139 or 1.5% of net assets.

(D)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2021.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2021. Description of the reference rate and spread, if applicable, are included in the security description.
(F)	All or a portion of securities with an aggregate value of $3,846 are on loan.
(G)	Investment made with cash collateral received from securities on loan.
(H)	Rate shown is the annualized 7-day yield at December 31, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,747,302	$—	$—
Investment Funds	35,869	—	—
Preferred Stocks	—	19,146	—
Asset-Backed Securities	—	3,298	—
Corporate Debt Securities	—	296,624	—
United States Government Agency Obligations	—	18,603	—
United States Government Obligations	—	511,318	—
Short-Term Securities	24,657	—	—
Total	$1,807,828	$848,989	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT= Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,332,240

Gross unrealized appreciation	356,825
Gross unrealized depreciation	(32,248)

Net unrealized appreciation	$324,577